Share-based Payment Arrangements (Details) - Summary of number and weighted average exercise prices (in USD) of share options - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of number and weighted average exercise prices (in USD) of share options [Abstract]
Outstanding on January 1	$ 1.02	$ 1.71	$ 2.6
Outstanding on January 1	6,994,377	4,754,676	1,131,781
Expired and forfeited during the year	$ 1.52	$ 0.23
Expired and forfeited during the year	(413,074)	(1,486,125)
Granted during the year	$ 0.47	$ 0.43	$ 1.32
Granted during the year	1,170,000	3,725,826	3,622,895
Outstanding on December 31	$ 0.97	$ 1.02	$ 1.71
Outstanding on December 31	7,751,303	6,994,377	4,754,676
Exercisable on December 31	$ 1.48	$ 1.54	$ 3.21
Exercisable on December 31	4,451,430	1,753,632	1,093,029